Bank Loan (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020	Apr. 01, 2019	Dec. 28, 2017
Bank Loan (Details) [Line Items]
Line of credit			$ 750,000
Guarantees of debt percentage		50.00%	50.00%
Loan balance (in Dollars)				$ 372,848
Loan bears interest rate				1.25%	12.00%	7.00%	10.50%
Borrowings		$ 27,000		$ 65,000
Bottom of range [member]
Bank Loan (Details) [Line Items]
Percentage of funding entity in return of the total sale		80.00%
Percentage of funding entity receives payment from the customers		15.00%
Top of range [member]
Bank Loan (Details) [Line Items]
Percentage of funding entity in return of the total sale		85.00%
Percentage of funding entity receives payment from the customers		20.00%
Line of Credit [Member]
Bank Loan (Details) [Line Items]
Repayments of current borrowings	$ 750,000
Signifi Mobile Inc [Member]
Bank Loan (Details) [Line Items]
Line of credit			$ 4,000,000